Option Granted by Company (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Number of options granted	1,503,000		60,000	60,000
Vesting period			100% vested at date of grant	100% vested at date of grant
Exercise price	$ 6.03		$ 5.92	$ 4.45
Exercisable period, start date			Jun. 10, 2011	Jun. 03, 2010
Exercisable period, end date			Jun. 09, 2014	Jun. 02, 2013
Weighted average remaining contractual life in months			17 months 9 days	5 months
January 2012 Grant
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Number of options granted	600,000
Vesting period	100% will vest in April 2013	[1]
Exercise price	$ 6.66
Exercisable period, start date	Apr. 01, 2013
Exercisable period, end date	Feb. 09, 2015
Weighted average remaining contractual life in months	25 months 9 days
April 2012 Grant
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Number of options granted	831,000
Vesting period	50% vested in January 2013 and 50% will vest in January 2014	[1]
Exercise price	$ 5.63
Exercisable period, start date	Jan. 01, 2013
Exercisable period, end date	Apr. 26, 2015
Weighted average remaining contractual life in months	27 months 26 days
June 2012 Grant
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Number of options granted	60,000
Vesting period	100% vested at date of grant
Exercise price	$ 5.34
Exercisable period, start date	Jun. 06, 2012
Exercisable period, end date	Jun. 05, 2015
Weighted average remaining contractual life in months	29 months 5 days
August 2012 Grant
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Number of options granted	12,000
Vesting period	1,000 shares monthly from August 1, 2012
Exercise price	$ 5.95
Exercisable period, start date	Aug. 01, 2012
Exercisable period, end date	Jul. 31, 2014
Weighted average remaining contractual life in months	19 months

[1]	Subject to achievement of performance target.